Non-current Assets Held for Sale and Discontinued Operations - Cash Flow Information of Discontinued Operations (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($)
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Net cash used in operating activities	$ (109,079)
Net cash used in investing activities	(272,925)
Net cash generated from financing activities	461,312
Effect of foreign exchange rate changes	(19,874)
Net increase (decrease) in cash and cash equivalents	$ 59,434